Consolidated Statements of Cash Flows - Cash and Cash Equivalents - CAD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents Consist of:
Cash	$ 292,715	$ 13,799	$ 67,494
Guaranteed Investment Certificates	10,000	0	16,948
Cash and cash equivalents	$ 302,715	$ 13,799	$ 84,442